Related party transactions and Directors' remuneration - Disclosure of amounts included in the Group's financial statements by category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Total income	£ 25,378	£ 24,956	£ 21,940
Credit impairment (charges)/releases	(1,881)	(1,220)	653
Operating expenses	(16,931)	(16,730)	(14,659)
Total assets	1,477,487	1,513,699	1,384,300
Total liabilities	1,405,623	1,444,439	1,314,200
Associates
Disclosure of transactions between related parties [line items]
Total income	13	(2)	0
Credit impairment (charges)/releases	0	0	0
Operating expenses	(20)	(15)	(20)
Total assets	0	0
Total liabilities	158	408
Joint ventures
Disclosure of transactions between related parties [line items]
Total income	70	91	50
Credit impairment (charges)/releases	0	0	0
Operating expenses	0	0	0
Total assets	1,254	1,336
Total liabilities	0	0
Pension funds
Disclosure of transactions between related parties [line items]
Total income	4	5	5
Credit impairment (charges)/releases	0	0	0
Operating expenses	(1)	(1)	£ (1)
Total assets	0	3
Total liabilities	£ 144	£ 166